Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Net income	$ 2,074	$ 851
Share of equity accounted earnings, net of distributions	(290)	(366)
Fair value (gains), net	(1,387)	(378)
Deferred income tax expense	(6)	134
Depreciation and amortization	148	132
Working capital and other	240	104
Cash flows from (used in) operating activities	779	477
Financing activities
Debt obligations, issuance	10,535	11,432
Debt obligations, repayments	(7,644)	(9,282)
Capital securities issued	0	249
Capital securities redeemed	(13)	(299)
Non-controlling interests, issued	771	1,549
Non-controlling interests, purchased	0	(483)
Repurchases of limited partnership units	(12)	(112)
Distributions to non-controlling interests in operating subsidiaries	(521)	(768)
Distributions to limited partnership unitholders	(160)	(151)
Distributions to redeemable/exchangeable and special limited partnership unitholders	(276)	(258)
Distributions to holders of Brookfield Office Properties Exchange LP units	(7)	(7)
Cash flows from (used in) financing activities	2,673	1,870
Investing activities
Investment properties and subsidiaries, proceeds of dispositions	609	708
Property acquisitions and capital expenditures	(4,392)	(2,818)
Investment in equity accounted investments	(291)	(368)
Proceeds from sale and distributions of equity accounted investments and participating loan interests	562	778
Financial assets and other	(235)	(220)
Property, plant and equipment investments, net of dispositions	305	(131)
Cash acquired in business combinations, net of cash impact from deconsolidation	116	10
Restricted cash and deposits	8	(30)
Cash flows from (used in) investing activities	(3,318)	(2,071)
Cash and cash equivalents
Net change in cash and cash equivalents during the period	134	276
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	(25)	22
Balance, beginning of year	1,491	1,456
Balance, end of year	1,600	1,754
Cash paid for:
Income taxes	99	29
Interest (excluding dividends on capital securities)	$ 917	$ 782